ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2017
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	2016	2017
	December 31	June 30
	RMB	RMB
Advances to suppliers - current	333,291,005	438,624,365
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	325,766,259	431,099,619